Stock Based Compensation (Tables) - AutoLotto, Inc. [Member]	12 Months Ended
Dec. 31, 2020
Stock Based Compensation (Tables) [Line Items]
Schedule of fair value of the options granted to employees
	As of December 31,
	2020	2019
Dividend yield	0.0%	0.0%
Risk-free interest rate	2.8%	2.8%
Expected term	6 years	6 years
Volatility	38.1%	38.1%
	As of December 31,
	2020	2019
Dividend yield	0.0%	0.0%
Risk-free interest rate	2.8%	2.8%
Expected term	10 years	10 years
Volatility	49.6%	49.6%

Schedule of stock option activity
	Shares Available for Grant	Outstanding Stock Awards	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life (years)
Balance, January 1, 2019	13,194	436,806	$0.85	7.4
Forfeited	35,000	(35,000)	$(1.62)
Balance, December 31, 2019	48,194	401,806	$0.85	6.4
Forfeited	6,250	(6,250)	$(2.01)
Balance, December 31, 2020	54,444	395,556	$0.83	5.4
Exercisable, December 31, 2020	—	331,285	$1.15	5.5